Financial Instruments (Schedule of Maximum Exposure to Credit Risk of Financial Assets) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Receivables from subscribers	₪ 1,235	₪ 1,318
Receivables from distributors and other operators	156	160
Investment in government of Israel debt securities	92	80
Investment in institutional debt securities	306	282
Deposits	30
Cash and cash equivalents in banks	1,006	1,202	₪ 527	₪ 1,240
Investments in equity accounted investees	145
Other	209	188
Maximum exposure to credit risk	₪ 3,179	₪ 3,230